Lease Liabilities (Details 1)	6 Months Ended
Jan. 31, 2020 USD ($)
Leases [Abstract]
2020	$ 109,631
2021	223,398
2022	240,530
2023	248,403
2024	254,438
2025	257,827
2026	176,312
2027	179,838
2028	60,340
Total lease payments	1,750,717
Less imputed interest	(649,019)
Total	1,101,698
Less current portion	195,983
Long term portion	$ 905,715